Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Financing Receivables
Financing receivables, net of allowances for credit losses, including residual values

($ in millions)

At December 31:	2011	2010
Current
Net investment in sales-type and direct financing leases	$3,765	$3,945
Commercial financing receivables	7,095	6,777
Client loan receivables	5,195	4,718
Installment payment receivables	846	816
Total	$16,901	$16,257
Noncurrent
Net investment in sales-type and direct financing leases	$5,406	$5,384
Commercial financing receivables	34	43
Client loan receivables	4,925	4,734
Installment payment receivables	410	388
Total	$10,776	$10,548

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,510	$1,921	$8,430
Loan receivables	9,077	2,552	11,629
Ending balance	$15,587	$4,472	$20,060
Collectively evaluated for impairment	$15,321	$4,370	$19,692
Individually evaluated for impairment	$266	$102	$368
Allowance for credit losses
Beginning balance at January 1, 2011
Lease receivables	$84	$42	$126
Loan receivables	150	76	226
Total	$234	$119	$353
Write-offs	(68)	(16)	(84)
Provision	39	5	44
Other	(1)	(4)	(5)
Ending balance at December 31, 2011	$203	$104	$307
Lease receivables	$79	$40	$118
Loan receivables	$125	$64	$189
Collectively evaluated for impairment	$82	$15	$96
Individually evaluated for impairment	$122	$89	$211

($ in millions)

	Major	Growth
At December 31, 2010:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,562	$1,983	$8,545
Loan receivables	9,087	1,993	11,080
Ending balance	$15,650	$3,975	$19,625
Collectively evaluated for impairment	$15,199	$3,794	$18,993
Individually evaluated for impairment	$451	$181	$632
Allowance for credit losses
Lease receivables*	$84	$42	$126
Loan receivables*	150	76	226
Ending balance at December 31, 2010	$234	$119	$353
Collectively evaluated for impairment	$60	$11	$71
Individually evaluated for impairment	$174	$108	$282

* Reclassified to conform with 2011 presentation.

Schedule of recorded investment in financing receivables which are on Non-Accrual Status

($ in millions)

At December 31:	2011	2010
Major markets	$46	$69
Growth markets	20	33
Total lease receivables	$66	$101
Major markets	$75	$141
Growth markets	24	123
Total loan receivables	$99	$264
Total receivables	$165	$366

Schedule of impaired client loan receivables

($ in millions)

	Recorded	Related
At December 31, 2011:	Investment	Allowance
Major markets	$110	$70
Growth markets	62	53
Total	$172	$123

($ in millions)

	Recorded	Related
At December 31, 2010:	Investment	Allowance
Major markets	$196	$119
Growth markets	132	68
Total	$328	$187

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
	Recorded	Income	on Cash
At December 31, 2011:	Investment	Recognized	Basis
Major markets	$142	$2	$0
Growth markets	90	0	0
Total	$232	$3	$0

Schedule of gross recorded investment by credit quality indicator

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$697	$139
A1–A3	1,459	306
Baa1–Baa3	2,334	654
Ba1–Ba2	1,118	457
Ba3–B1	534	252
B2–B3	260	97
Caa–D	108	15
Total	$6,510	$1,921

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$971	$185
A1–A3	2,034	407
Baa1–Baa3	3,255	869
Ba1–Ba2	1,559	607
Ba3–B1	744	335
B2–B3	362	129
Caa–D	151	20
Total	$9,077	$2,552

Lease Receivables*

($ in millions)

	Major	Growth
At December 31, 2010:	Markets	Markets
Credit rating
Aaa–Aa3	$794	$173
A1–A3	1,463	182
Baa1–Baa3	2,494	837
Ba1–Ba2	899	403
Ba3–B1	518	242
B2–B3	230	93
Caa–D	164	54
Total	$6,562	$1,983

* Reclassified to conform with 2011 presentation.

Loan Receivables*

($ in millions)

	Major	Growth
At December 31, 2010:	Markets	Markets
Credit rating
Aaa–Aa3	$1,100	$173
A1–A3	2,026	183
Baa1–Baa3	3,453	841
Ba1–Ba2	1,245	405
Ba3–B1	718	243
B2–B3	318	94
Caa–D	227	54
Total	$9,087	$1,993

* Reclassified to conform with 2011 presentation.

Schedule of past due financing receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2011:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$6	$6,504	$6,510	$6
Growth markets	9	1,911	1,921	6
Total lease receivables	$16	$8,415	$8,430	$12
Major markets	$23	$9,054	$9,077	$7
Growth markets	22	2,530	2,552	19
Total loan receivables	$46	$11,584	$11,629	$26
Total	$62	$19,998	$20,060	$38

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2010:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$10	$6,552	$6,562	$5
Growth markets	13	1,970	1,983	5
Total lease receivables	$22	$8,523	$8,545	$10
Major markets	$11	$9,076	$9,087	$4
Growth markets	32	1,961	1,993	17
Total loan receivables	$43	$11,037	$11,080	$21
Total	$65	$19,560	$19,625	$31

* Does not include accounts that are fully reserved.